Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	International Segment	Segment Totals	Corporate	Total
Three months ended March 31, 2014

Net revenue external customers	$2,392,907	$1,160,898	$3,553,805	$9,787	$3,563,592
Inter - segment revenue	1,280	-	1,280	(1,280)	-
Revenue	2,394,187	1,160,898	3,555,085	8,507	3,563,592
Depreciation and amortization	(87,649)	(45,021)	(132,670)	(34,497)	(167,167)
Operating income	335,562	180,446	516,008	(71,113)	444,895
Income (loss) from equity method investees	10,551	1,971	12,522	-	12,522
Segment assets	14,860,218	6,267,649	21,127,867	2,294,810	23,422,677
thereof investments in equity method investees	300,110	433,802	733,912	-	733,912
Capital expenditures, acquisitions and investments (1)	204,899	64,637	269,536	67,252	336,788

Three months ended March 31, 2013

Net revenue external customers	$2,287,250	$1,168,652	$3,455,902	$8,019	$3,463,921
Inter - segment revenue	1,075	-	1,075	(1,075)	-
Revenue	2,288,325	1,168,652	3,456,977	6,944	3,463,921
Depreciation and amortization(2)	(80,407)	(45,900)	(126,307)	(30,046)	(156,353)
Operating income (3)	366,048	191,617	557,665	(64,352)	493,313
Income (loss) from equity method investees(4)	3,118	1,690	4,808	-	4,808
Segment assets	14,044,466	5,896,442	19,940,908	2,198,755	22,139,663
thereof investments in equity method investees	239,689	361,738	601,427	-	601,427
Capital expenditures, acquisitions and investments (5)	112,332	82,702	195,034	24,537	219,571

(1) International acquisitions exclude $7,569 of non-cash acquisitions for 2014.
(2) Depreciation in the amount of $895 relating to research and development has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(3) Certain items, in the net aggregate amount of $5,006, relating to research and development, compensation expense and income from equity method investees have been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation as applicable.
(4) Income (loss) from equity method investees in the amount of $396 has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(5) International acquisitions exclude $3,690 of non-cash acquisitions for 2013.